Fund Summary
Franklin Municipal Securities Trust-16 | Franklin California High Yield Municipal Fund
Investment Goal
To provide investors with a high level of income exempt from federal and California personal income taxes. Its secondary goal is capital appreciation to the extent possible and consistent with its principal investment goal.
Fees and Expenses of the Fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 54 in the Fund's Prospectus and under “Buying and Selling Shares” on page 44 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – "Intermediary Sales Charge Discounts and Waivers" to the Fund’s prospectus.

Please note that the tables and examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class R6 or Advisor Class shares.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees {- Franklin California High Yield Municipal Fund} - Franklin Municipal Securities Trust-16 - Franklin California High Yield Municipal Fund	Class A	[1]	Class A1		Class C [2]	Class R6	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	4.25%		4.25%		none	none	none
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	none	[3]	none	[3]	1.00%	none	none
[1]	The Fund began offering Class A shares on September 10, 2018.
[2]	Effective October 5, 2018, Class C shares that have been held for 10 years or more will convert automatically into Class A shares later in the month of October 2018 and will be subject to Class A shares’ lower Rule 12b-1 fees. Thereafter, Class C shares of the Fund will convert automatically to Class A shares of the Fund on a monthly basis in the month of, or the month following, the 10-year anniversary of the Class C shares’ purchase date. Such conversions will be on the basis of the relative net asset values of the two classes, will not be subject to Class A shares’ sales charges and are not expected to be a taxable event for federal income tax purposes. Certain shares that are invested through retirement plans, omnibus accounts or in certain other instances may not automatically convert if the financial intermediary does not have the ability to track purchases to credit individual shareholders’ holding periods. (See “Your Account – Choosing a Shares Class – Sales Charges - Class C – Automatic Conversion of Class C Shares to Class A Shares After 10-Year Holding Period” for more information.)
[3]	There is a 0.75% contingent deferred sales charge that applies to investments of $500,000 or more (see "Investments of $500,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Operating Expenses {- Franklin California High Yield Municipal Fund} - Franklin Municipal Securities Trust-16 - Franklin California High Yield Municipal Fund		Class A [1]	Class A1	Class C	Class R6		Advisor Class
Management fees		0.46%	0.46%	0.46%	0.46%		0.46%
Distribution and service (12b-1) fees		0.25%	0.10%	0.65%	none		none
Other expenses	[2]	0.09%	0.09%	0.09%	0.09%		0.09%
Total annual Fund operating expenses		0.80%	0.65%	1.20%	0.55%		0.55%
Fee waiver and/or expense reimbursement		none	none	none	(0.02%)	[3]	none
Total annual Fund operating expenses after fee waiver and/or expense reimbursement		0.80%	0.65%	1.20%	0.53%		0.55%
[1]	The Fund began offering Class A shares on September 10, 2018.
[2]	Other expenses of the Fund have been restated to exclude non-recurring prior period expenses and for Class R6 shares, to reflect current fiscal year expenses. If the non-recurring prior period expenses were included in the table above, the amounts stated would have been greater. Consequently, the total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights.
[3]	The transfer agent has contractually agreed to cap transfer agency fees for Class R6 shares of the Fund so that transfer agency fees for that class do not exceed 0.03% until September 30, 2019. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time period set forth above.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example {- Franklin California High Yield Municipal Fund} - Franklin Municipal Securities Trust-16 - Franklin California High Yield Municipal Fund - USD ($)	Class A	Class A1	Class C	Class R6	Advisor Class
1 year	$ 503	$ 489	$ 222	$ 54	$ 56
3 years	670	624	381	174	176
5 years	850	772	660	305	307
10 years	$ 1,373	$ 1,201	$ 1,455	$ 687	$ 689

If you do not sell your shares:
Expense Example, No Redemption {- Franklin California High Yield Municipal Fund}	Franklin Municipal Securities Trust-16 Franklin California High Yield Municipal Fund Class C USD ($)
1 Year	$ 122
3 Years	381
5 Years	660
10 Years	$ 1,455

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 11.08% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in municipal securities whose interest is free from regular federal income taxes and from California personal income taxes. Although the Fund tries to invest all of its assets in securities whose interest is free from regular federal and California personal income taxes, it is possible, although not anticipated, that up to 20% of its net assets may be in securities that pay interest subject to federal or state income taxes. The Fund also may have up to 100% of its assets in securities that pay interest subject to the federal alternative minimum tax.

The Fund may invest in municipal securities rated in any rating category by U.S. nationally recognized rating services, including securities rated below investment grade (or comparable unrated or short-term rated securities).

The Fund also may invest up to 35% of its total assets in municipal securities issued by U.S. territories.

The Fund may invest in securities of any maturity or duration. The Fund may also invest in municipal securities that are covered by insurance policies that guarantee the timely payment of principal and interest.

Although the investment manager will search for investments across a large number of municipal securities that finance different types of projects, from time to time, based on economic conditions, the Fund may have significant positions in municipal securities that finance similar types of projects.

The investment manager selects securities that it believes will provide the best balance between risk and return within the Fund’s range of allowable investments and typically uses a buy and hold strategy. This means it generally holds securities in the Fund’s portfolio for income purposes, rather than trading securities for capital gains, although the investment manager may sell a security at any time if it believes it could help the Fund meet its goal.

The investment manager may consider existing market conditions, the availability of lower-rated securities, and whether the difference in yields between higher- and lower-rated securities justifies the higher risk of lower-rated securities when selecting securities for the Fund’s portfolio. Thus, there may be times when the Fund has a majority of its investments in securities that are considered investment grade.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Interest Rate

When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply of and demand for bonds. In general, securities with longer maturities or durations are more sensitive to interest rate changes.

Market

The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Credit

An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value.

A change in the credit rating of a municipal bond insurer that insures securities in the Fund’s portfolio may affect the value of the securities it insures, the Fund’s share price and Fund performance. The Fund might also be adversely impacted by the inability of an insurer to meet its insurance obligations.

High-Yield Debt Securities

Issuers of lower-rated or “high-yield” debt securities (also known as “junk bonds”) are not as strong financially as those issuing higher credit quality debt securities. High-yield debt securities are generally considered predominantly speculative by the applicable rating agencies as their issuers are more likely to encounter financial difficulties because they may be more highly leveraged, or because of other considerations. In addition, high yield debt securities generally are more vulnerable to changes in the relevant economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments when due. The prices of high-yield debt securities generally fluctuate more than those of higher credit quality. High-yield debt securities are generally more illiquid (harder to sell) and harder to value.

California

The Fund invests predominantly in California municipal securities. Therefore, events in California are likely to affect the Fund’s investment and its performance. These events may include economic or political policy changes, tax base erosion, unfunded pension and healthcare liabilities, constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit ratings assigned to municipal issuers of California. The same is true of events in other states or U.S. territories, to the extent that the Fund has exposure to any other state or territory at any given time.

Focus

The Fund may invest more than 25% of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education, real estate and transportation. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects, thereby increasing market risk.

Tax-Exempt Securities

Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

Income

The Fund's distributions to shareholders may decline when prevailing interest rates fall, when the Fund experiences defaults on debt securities it holds, or when the Fund realizes a loss upon the sale of a debt security.

Prepayment

Prepayment risk occurs when a debt security can be repaid in whole or in part prior to the security's maturity and the Fund must reinvest the proceeds it receives, during periods of declining interest rates, in securities that pay a lower rate of interest. Also, if a security has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Prepayments generally increase when interest rates fall.

Unrated Debt Securities

Unrated debt securities determined by the investment manager to be of comparable quality to rated securities which the Fund may purchase may pay a higher interest rate than such rated debt securities and be subject to a greater risk of illiquidity or price changes. Less public information is typically available about unrated securities or issuers.

Bond Insurers

Because of the consolidation among municipal bond insurers the Fund is subject to additional risks including the risk that credit risk may be concentrated among fewer insurers and the risk that events involving one or more municipal bond insurers could have a significant adverse effect on the value of the securities insured by an insurer and on the municipal markets as a whole.

Liquidity

From time to time, the trading market for a particular security or type of security or other investments in which the Fund invests may become less liquid or even illiquid. Reduced liquidity will have an adverse impact on the Fund’s ability to sell such securities or other investments when necessary to meet the Fund’s liquidity needs, which may arise or increase in response to a specific economic event or because the investment manager wishes to purchase particular investments or believes that a higher level of liquidity would be advantageous. Reduced liquidity will also generally lower the value of such securities or other investments. Market prices for such securities or other investments may be relatively volatile.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Annual Total Returns

Best Quarter:	Q3'09	14.92%
Worst Quarter:	Q4'08	-14.29%
As of June 30, 2018, the Fund's year-to-date return was 0.08%.

Average Annual Total Returns<br/>(figures reflect sales charges) For the periods ended December 31, 2017
Average Annual Total Returns{- Franklin California High Yield Municipal Fund} - Franklin Municipal Securities Trust-16 - Franklin California High Yield Municipal Fund	Past 1 year	Past 5 years	Past 10 years
Class A | Return Before Taxes	2.55%	3.80%	5.36%
Class A | After Taxes on Distributions	2.55%	3.80%	5.36%
Class A | After Taxes on Distributions and Sales	3.04%	3.84%	5.19%
Class A1 | Return Before Taxes	2.55%	3.80%	5.36%
Class C | Return Before Taxes	5.47%	4.12%	5.25%
Advisor Class | Return Before Taxes	7.20%	4.80%	5.93%
Bloomberg Barclays Municipal Bond Index (index reflects no deduction for fees, expenses or taxes)	5.45%	3.02%	4.46%

Performance information for Class R6 shares is not shown because this class did not have a full calendar year of operations as of the date of this prospectus.

Historical performance for Class A shares in the bar chart and table above prior to their inception is based on the performance of Class A1 shares and has not been adjusted to reflect differences in Rule 12b-1 fees between classes. If Class A shares’ performance was recalculated to reflect Class A shares’ Rule 12b-1 fees, the performance shown would be lower.

Historical performance for Advisor Class shares prior to their inception is based on the performance of Class A1 shares. Advisor Class performance has been adjusted to reflect differences in sales charges between classes.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.